Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2026	Mar. 31, 2026
Current assets:
Cash and cash equivalents	$ 3,251	$ 2,751
Short-term investments	370	850
Accounts receivable, net (including receivables from related parties of $285 and $270 as of September 30, 2026 and March 31, 2026, respectively)	1,086	1,300
Contract assets (including contract assets from related parties of $617 and $646 as of September 30, 2026 and March 31, 2026, respectively)	1,014	977
Prepaid expenses and other current assets	457	358
Total current assets	6,178	6,236
Non-current assets:
Property and equipment, net	941	772
Operating lease right-of-use assets	420	379
Finance lease right-of-use assets	56	69
Equity investments (including investments held under fair value option of $157 and $148 as of September 30, 2026 and March 31, 2026, respectively)	599	387
Goodwill	1,715	1,623
Intangible assets, net	385	230
Deferred tax assets	410	375
Non-current portion of contract assets	436	320
Other non-current assets	274	312
Total non-current assets	5,236	4,467
Total assets	11,414	10,703
Current liabilities:
Accrued compensation and benefits	142	154
Tax liabilities	114	106
Contract liabilities (including contract liabilities from related parties of $24 and $36 as of September 30, 2026 and March 31, 2026, respectively)	195	294
Operating lease liabilities	45	39
Other current liabilities (including payables to related parties of $12 and $20 as of September 30, 2026 and March 31, 2026, respectively)	477	447
Total current liabilities	973	1,040
Non-current liabilities:
Non-current portion of accrued compensation	33	32
Deferred tax liabilities	70	39
Non-current portion of contract liabilities (including non-current portion of contract liabilities from related parties of $23 and $23 as of September 30, 2026 and March 31, 2026, respectively)	680	752
Non-current portion of operating lease liabilities	435	393
Other non-current liabilities	135	161
Total non-current liabilities	1,353	1,377
Total liabilities	2,326	2,417
Commitments and contingencies (Note 13)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,111 shares authorized and 1,070 shares issued and outstanding as of September 30, 2026; and 1,097 shares authorized and 1,064 shares issued and outstanding as of March 31, 2026	2	2
Additional paid-in capital	3,868	3,467
Accumulated other comprehensive income (loss)	371	370
Retained earnings	4,847	4,447
Total shareholders’ equity	9,088	8,286
Total liabilities and shareholders’ equity	$ 11,414	$ 10,703